SHARE CAPITAL (Narrative) (Details)	1 Months Ended					12 Months Ended
	Nov. 24, 2020 CAD ($) $ / shares shares	Jun. 01, 2020 CAD ($) $ / shares shares	Feb. 28, 2020 CAD ($) $ / shares shares	Aug. 28, 2019 CAD ($) $ / shares shares	May 17, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of reserves within equity [line items]
Shares issued - Acquisition of mineral claims (Shares) | shares							3,000,000
Shares issued - Acquisition of mineral claims							$ 2,760,000
Number of common shares sold | shares						19,828,300
Number of FT shares issued | shares						4,000,000
Number of units issued | shares			3,000,000
Equity issuance, price per unit | $ / shares			$ 0.65
Proceeds from issuing other equity instruments			$ 1,950,000			$ 6,430,000	3,354,300
Weighted average exercise price of warrants granted in share-based payment arrangement			0.85			0.85
Equity offering costs			$ 104,490			1,170,636
Flow-through premium						$ 40,000	$ 857,210
Canadian Creek Property [Member]
Disclosure of reserves within equity [line items]
Number of mineral claims acquired				311
Shares issued - Acquisition of mineral claims (Shares) | shares				3,000,000
Acquisition value per share | $ / shares				$ 0.92
Shares issued - Acquisition of mineral claims				$ 2,760,000
Offering [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold | shares	19,828,300
Equity issuance, price per share | $ / shares	$ 1.45
Proceeds from issuing shares	$ 28,751,035
Equity offering costs	$ 1,803,636
Non Brokered Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of FT shares issued | shares		4,000,000
Equity issuance, price per share | $ / shares		$ 1.12
Proceeds from issuing shares		$ 4,480,000
Equity offering costs		74,656
Flow-through premium		$ 40,000
Brokered private placement [Member]
Disclosure of reserves within equity [line items]
Number of flow-through common shares issued | shares					3,727,000
Proceeds from issuing shares					$ 3,354,300
Number of shares issued pursuant to base offering | shares					3,333,333
Number of flow-through shares issued pursuant to agent's exercise of option | shares					393,667
Equity issuance, price per unit | $ / shares					$ 0.90
Equity offering costs					$ 341,660
Flow-through premium					$ 857,210